UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period:  September 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2018

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

September 30, 2018

Dear Fellow Shareholders:

Results

The Aasgard Dividend Growth Small & Mid-Cap Fund (“AADGX” or the “Fund”) ended the semi-annual fiscal period from March 31, 2018 to September 30, 2018, up 9.62% on a net-of-fees basis.  The Fund outperformed the 8.32% return of its primary benchmark, the S&P MidCap 400® Index (the “Index”).  The stock market rebounded strongly from the January/February correction, going on to make new highs in August 2018.  We believe the move has been a combination of investor confidence in forward earnings and an improvement in actual trailing earnings over the period. Second quarter gross domestic product (“GDP”) grew at an annualized 4.2%, the strongest growth since the initial recovery from recession in 2009 and 2010.

Portfolio Activity

During the 2nd quarter the market in general improved but some segments wallowed. Banks, financials, and industrials were stymied by tariffs and stubbornly low interest rates. During the quarter we took losses on SEI (SEIC) and Washington Federal (WAFD), and replaced these holdings with Zion Bank (ZION) and Bank of the Ozark (OZRK). Manpower (MAN) was sold on a lower expected profit environment. Standard Auto Parts was hurt by the tariff uncertainty and JB Hunt (JBHT) and Vail Resorts (MTN) were purchased as replacements. In August, Bank of the Ozark (OZRK) was sold for loss harvesting as the banking segment continued to decline. Bank of the Ozark was replaced by insurance company Old Republic Intl, (ORI).

Economic Review & Outlook

Many of the themes identified in 2017 appear to still be intact. We anticipate an increase in consumer and business spending as a result of Federal tax cuts. This stimulus will likely drive real GDP growth, but also inflation, and hence higher interest rates. The stock market will likely trend higher, both on earnings growth and continued multiple expansion. While 2017 saw very little volatility 2018 has seen elevated levels. The good news is likely priced in, unforeseeable events will have greater impact than the known risks we have passed beyond: Euro-crisis, Taper Tantrum, Brexit, the U.S. presidential elections, and tax reform.

We think 2018 will see strong economic growth on the back of the tax cut stimulus. Since the 2009 recession, the U.S. economy has had very weak real GDP growth. Economic cycles are typically characterized by a sharp recession following an overcapacity of some good. In the recession, capacity is shut down, written off, and workers laid-off. Recovery comes by way of a reduction in lay-offs and stabilization. The bail-outs stabilized the economy but did not create any real demand. Companies found that they could engineer higher earnings by borrowing money at low rates and buying back stock. So rather than investing in productive capacity we had financial engineering, which is great for stock prices but little else. In the past

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

year we have seen an uptick in consumer, small-business, and CEO confidence. We are hopeful that capital spending behavior is going to change, shifting towards productive capacity and capital stock replacement.

The primary change in tax policy is the treatment of foreign earnings. Companies, particularly global technology companies have been sheltering their foreign earnings off-shore in tax haven nations such as Ireland. This sum has grown to an estimated $2.5 trillion. The tax bill applies a one-time tax on these cash and foreign assets. Going forward, corporations will move to a territorial tax system, paying taxes locally, profits free to move. We expect as much as half this money to be repatriated to the U.S. in 2018. Those funds will likely be spent in the most expeditious manner, namely more stock buy-backs and dividends, but also acquisitions and capital spending. 100% expensing is a large carrot offered by the new tax law for investment. Companies will be able to completely expense new investments, we expect a surge in capital goods spending in the near-term as this provision sunsets after five years. Further, the corporate rate has now dropped from 35% to 21%, making the U.S. competitive with other developed nations. These changes will encourage business spending domestically.

Consumer spending will likely continue to grow in 2018. Doubling the standard deduction reduced payroll withholdings starting in February. These excess dollars will likely be spent rather than saved, as these savings primarily accrue to middle class incomes. Individuals in high tax states may see little to no benefit from the tax cuts as deductibility of state and local taxes has been capped at $10,000. Wages are likely to go up based on scarcity. The unemployment rate is at full-employment now, 4.1%, and likely headed lower. As employers compete for talent we typically see wage increases. Employees quit to go to higher paying jobs, employers respond by raising wages to keep workers and poach talent. This activity will likely spark the return of inflation, something we have not seen in a decade.

If economic growth does increase, as we expect in 2018, inflation will follow. Wage growth has been modest for years, but it tends to rise late in the economic cycle, topping out around 4% annually. If this does occur this year it will be important to watch the response from the Federal Reserve monetary authorities. Given the lack of inflation over the past decade policy makers may favor letting inflation run for a bit before getting aggressive. If they behave how they historically have we can expect them to get aggressive with rate hikes later in 2018 and 2019. On the other hand, if they have learned from the past two recessions they may be more patient with the Fed Funds rate and take a much slower approach. Doing so will prolong the business cycle. We believe that an eventual rise in interest rates will end this economic cycle.

Meanwhile, the market will likely continue to ascend into bubble territory. The tax cuts alone could produce a 7-8% increase in earnings, with no change in business conditions. But, business conditions are changing, likely for the better. We could see

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

earnings growth in the 20%+ range. Investors tend to get euphoric when earnings growth compounds year-after-year. The price-to-earnings (“P/E”) ratio of the S&P 500® Index started the year at 3822.5, roughly where it was at the end of 1997. Using high valuations as a timing tool would have had investors sell prior to some of the greatest stock market years ever. The P/E ratio was 29 at the end of 1999. We don’t necessarily expect a repeat of the dot-com bubble, and we certainly don’t think these valuations are reasonable, but there is plenty of room left for valuations to go higher. As the market continues to make new highs, the fear of missing out starts to overtake the fear of potential loss. In this type of market, one can expect sell-offs to be shallow as investors rush to get in. This behavior will continue until some event occurs to put fear back into investors. We believe that event will be a recession born of higher wage costs, input-costs, and interest expense.

While 2018 will likely be a hot year for both earnings and GDP growth, 2019 is more of a wild card. With no new stimulus coming, sales growth will begin to slow. When an economy achieves full employment, job growth stagnates. We saw this last in 1999. Productive capacity is still being built, but sales slow down as no new buyers are being created. An economy can grow quickly when workers are entering the workforce from the unemployment category. Once every employable person is employed, we are left with the replacement rate, either through immigration or natural birth-rate. Immigration and natural birth rate combined only equate to about 1.5% a year. Costs will likely rise much faster. In 2019, companies may be faced with flat sales and rising costs. If the Federal Reserve is stepping on the brakes by raising interest rates, businesses will be forced to shut operations and lay-off workers to regain profitability. When this happens system-wide there will be a recession.

Our strategy though will be to remain disciplined. The companies in the portfolio are generally cheaper than the broader market, and do not contain the hottest, most expensive, non-dividend paying companies at all. Though they are attractive to some investors, essentially at any price due to their high sales growth, we will not get caught up in that hype. Sales eventually slow and companies reliant on external investment for expansion will find capital hard to come by. The companies in the Fund have strong balance sheets and plentiful cash flow. While their stock prices may not go up at the same rate, their value is found in their stability. When the cycle fully matures, and a recession begins, companies that require external financing will likely fall the most. Whereas we believe our companies will survive and likely take market share in the recession. We will remain focused on finding value in fundamentally strong business, at fair valuations, that have the potential to pay you to own them.

Sincerely,

James Walsh, CFA
Portfolio Manager

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

Past performance is no guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk. Please see the schedule of investments in this report for complete Fund holdings.

The information provided herein represents the opinion of Coldstream Wealth Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Forward price to earnings (forward P/E) is a measure of the price-to-earnings (P/E) ratio using forecasted earnings for the P/E calculation. Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

Basis point equals 1/100th of 1%.

The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500® Index, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. The Index includes the reinvestment of dividends.

You cannot directly invest in an index.

Earnings growth is not a measure of the Fund’s future performance.

Mutual Fund investing involves risk, loss of principal is possible. Losing all or a portion of your investment is a risk of investing in the Fund. Investments in small- and mid-cap companies involve additional risk such as limited liquidity and greater volatility than larger companies. Investments in real estate investment trusts (“REITs”) will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus.

The Fund is distributed by Quasar Distributors, LLC.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

EXPENSE EXAMPLE at September 30, 2018 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The Aasgard Dividend Growth Small & Mid-Cap Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/18 – 9/30/18).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

EXPENSE EXAMPLE at September 30, 2018 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	4/1/18	9/30/18	4/1/18 – 9/30/18
Actual	$1,000.00	$1,096.20	$6.57
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.80	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at September 30, 2018

0.8%
3.7%
6.2%
3.9%
12.5%
1.9%
2.2%
17.3%
2.1%
5.9%
2.1%
4.0%
1.9%
2.1%
1.9%
4.1%
1.9%
4.4%
7.8%
1.8%
1.8%
2.1%
7.6%
Accommodation and Food Services – 3.7%
Administrative Support, Waste Management – 6.2%
Chemical Manufacturing – 3.9%
Computer and Electronic Product Manufacturing – 12.5%
Construction – 1.9%
Fabricated Metal Product Manufacturing – 2.2%
Finance and Insurance – 17.3%
Food Manufacturing – 2.1%
Health Care and Social Assistance – 5.9%
Machinery Manufacturing – 2.1%
Miscellaneous Manufacturing – 4.0%
Paper Manufacturing – 1.9%
Petroleum and Coal Products Manufacturing – 2.1%
Primary Metal Manufacturing – 1.9%
Professional, Scientific, and Technical Services – 4.1%
Real Estate and Rental and Leasing – 1.9%
Retail Trade – 4.4%
Transportation and Warehousing – 7.8%
Transportation Equipment Manufacturing – 1.8%
Utilities – 1.8%
Wholesale Trade – 2.1%
REITs – 7.6%
Money Market Fund – 0.8%

Percentages represent market value as a percentage of total investments.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited)

Shares	COMMON STOCKS – 91.66%	Value

	Accommodation – 1.87%
3,620	Vail Resorts, Inc.	$993,400

	Administrative and Support Services – 6.18%
8,880	Broadridge Financial Solutions, Inc.	1,171,716
14,240	Robert Half International, Inc.	1,002,211
18,365	Rollins, Inc.	1,114,572
		3,288,499

	Ambulatory Health Care Services – 4.01%
9,215	Quest Diagnostics, Inc.	994,391
9,625	U.S. Physical Therapy, Inc.	1,141,525
		2,135,916

	Chemical Manufacturing – 3.92%
19,105	Church & Dwight Co., Inc.	1,134,264
18,475	H.B. Fuller Co.	954,603
		2,088,867

	Clothing and Clothing Accessories Stores – 2.19%
19,521	Nordstrom, Inc.	1,167,551

	Computer and Electronic Product Manufacturing – 12.49%
5,155	Badger Meter, Inc.	272,957
17,335	FLIR Systems, Inc.	1,065,582
15,520	Garmin Ltd.	1,087,176
17,565	Maxim Integrated Products, Inc.	990,490
16,565	Plantronics, Inc.	998,870
9,325	ResMed, Inc.	1,075,546
14,470	Xilinx, Inc.	1,160,060
		6,650,681

	Construction of Buildings – 1.91%
41,050	PulteGroup, Inc.	1,016,809

	Credit Intermediation and Related Activities – 5.89%
22,880	Synovus Financial Corp.	1,047,675
50,175	Umpqua Holdings Corp.	1,043,640
20,840	Zions Bancorporation	1,045,126
		3,136,441

	Fabricated Metal Product Manufacturing – 2.21%
11,970	Crane Co.	1,177,249

	Food Manufacturing – 2.12%
8,545	McCormick & Co., Inc.	1,125,804

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited), Continued

Shares	COMMON STOCKS – 91.66%, Continued	Value

	Food Services and Drinking Places – 1.86%
6,730	Cracker Barrel Old Country Store, Inc.	$990,185

	Furniture and Home Furnishings Stores – 2.20%
17,785	Williams-Sonoma, Inc.	1,168,830

	Insurance Carriers and Related Activities – 7.60%
8,995	American Financial Group, Inc.	998,175
45,600	Old Republic International Corp.	1,020,528
7,065	Reinsurance Group of America, Inc.	1,021,317
11,259	Safety Insurance Group, Inc.	1,008,806
		4,048,826

	Machinery Manufacturing – 2.11%
18,330	ITT, Inc.	1,122,896

	Merchant Wholesalers, Durable Goods – 2.08%
4,325	Huntington Ingalls Industries, Inc.	1,107,546

	Miscellaneous Manufacturing – 3.97%
11,265	Hill-Rom Holdings, Inc.	1,063,416
9,195	STERIS plc	1,051,908
		2,115,324

	Nursing and Residential Care Facilities – 1.91%
13,495	National HealthCare Corp.	1,017,118

	Paper Manufacturing – 1.87%
17,885	Sonoco Products Co.	992,618

	Petroleum and Coal Products Manufacturing – 2.08%
15,845	HollyFrontier Corp.	1,107,566

	Pipeline Transportation – 4.00%
21,880	New Jersey Resources Corp.	1,008,668
19,946	Targa Resources Corp.	1,123,159
		2,131,827

	Primary Metal Manufacturing – 1.92%
11,950	Reliance Steel & Aluminum Co.	1,019,216

	Professional, Scientific, and Technical Services – 4.14%
7,390	Jack Henry & Associates, Inc.	1,182,991
14,795	Leidos Holdings, Inc.	1,023,222
		2,206,213

	Rental and Leasing Services – 1.90%
13,858	Ryder System, Inc.	1,012,604

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

SCHEDULE OF INVESTMENTS at September 30, 2018 (Unaudited), Continued

Shares	COMMON STOCKS – 91.66%, Continued	Value

	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 3.78%
19,005	Eaton Vance Corp.	$998,903
11,033	Raymond James Financial, Inc.	1,015,587
		2,014,490

	Support Activities for Transportation – 1.94%
14,075	Expeditors International of Washington, Inc.	1,034,935

	Transportation Equipment Manufacturing – 1.85%
9,770	Polaris Industries, Inc.	986,282

	Truck Transportation – 1.83%
8,210	J.B. Hunt Transport Services, Inc.	976,497
	Utilities – 1.83%
12,950	ALLETE, Inc.	971,379
	TOTAL COMMON STOCKS (Cost $39,695,142)	48,805,569

	REITS – 7.56%
14,465	EPR Properties	989,550
11,485	Extra Space Storage, Inc.	995,060
68,156	Medical Properties Trust, Inc.	1,016,206
15,880	WP Carey, Inc.	1,021,243
	TOTAL REITS (Cost $3,719,609)	4,022,059

	MONEY MARKET FUND – 0.81%
431,174	Fidelity Investments Money Market Funds –
	Government Portfolio – Class I, 1.92% (a)	431,174
	TOTAL MONEY MARKET FUND (Cost $431,174)	431,174
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $43,845,925) – 100.03%	53,258,802
	Liabilities in Excess of Other Assets – (0.03)%	(13,990)
	NET ASSETS – 100.00%	$53,244,812

REIT –	Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2018 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $43,845,925)	$53,258,802
Receivables:
Fund shares sold	383,000
Dividends and interest	83,740
Prepaid expenses	5,661
Total assets	53,731,203

LIABILITIES
Payables:
Investments purchased	384,771
Fund shares redeemed	30,000
Advisory fees	39,760
Administration and fund accounting fees	12,461
Audit fees	9,977
Transfer agent fees and expenses	4,620
Shareholder reporting	1,927
Chief Compliance Officer fee	1,513
Trustee fees and expenses	941
Custody fees	421
Total liabilities	486,391

NET ASSETS	$53,244,812

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$53,244,812
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	3,851,486
Net asset value, offering and redemption price per share	$13.82

COMPOSITION OF NET ASSETS
Paid-in capital	$43,141,441
Total distributable earnings	10,103,371
Net assets	$53,244,812

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2018 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$531,029
Interest	5,681
Total income	536,710

Expenses
Advisory fees (Note 4)	201,015
Administration and fund accounting fees (Note 4)	37,288
Transfer agent fees and expenses (Note 4)	13,956
Audit fees	9,977
Trustee fees and expenses	7,425
Legal fees	4,954
Chief Compliance Officer fee (Note 4)	4,513
Custody fees (Note 4)	4,275
Miscellaneous expenses	3,198
Registration fees	3,190
Reports to shareholders	2,056
Insurance expense	1,005
Total expenses	292,852
Less: advisory fee waiver (Note 4)	2,758
Net expenses	295,610
Net investment income	241,100

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(149,364)
Net change in unrealized appreciation on investments	4,107,469
Net realized and unrealized gain on investments	3,958,105
Net increase in net assets resulting from operations	$4,199,205

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$241,100	$361,837
Net realized gain/(loss) on investments	(149,364)	1,682,790
Net change in unrealized
appreciation on investments	4,107,469	1,817,467
Net increase in net assets
resulting from operations	4,199,205	3,862,094

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(216,401)	(1,269,269	)*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	11,878,065	5,437,049
Total increase in net assets	15,860,869	8,029,874

NET ASSETS
Beginning of period	37,383,943	29,354,069
End of period	$53,244,812	$37,383,943	**

(a)	A summary of share transactions is as follows:

	Six Months Ended
	September 30, 2018		Year Ended
	(Unaudited)		March 31, 2018
Shares sold	987,881	$13,049,195	577,681	$7,085,477
Shares issued
on reinvestments
of distributions	15,698	216,401	100,477	1,269,269
Shares redeemed	(103,866)	(1,387,531)	(241,700)	(2,917,697)
Net increase	899,713	$11,878,065	436,458	$5,437,049

*	Includes distributions to shareholders from net realized gain on investments.
**	Includes accumulated undistributed net investment income of $17,003.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	Six Months
	Ended
	September 30,		Year Ended	Year Ended
	2018		March 31,	March 31,
	(Unaudited)		2018	2017 *
Net asset value,
beginning of period	$12.66		$11.67	$10.00

Income from
investment operations:
Net investment income	0.06		0.14	0.20
Net realized and unrealized
gain on investments	1.16		1.32	1.66
Total from investment operations	1.22		1.46	1.86

Less distributions:
From net investment income	(0.06)		(0.14)	(0.19)
From net realized
gain on investments	—		(0.33)	—
Total distributions	(0.06)		(0.47)	(0.19)

Net asset value, end of period	$13.82		$12.66	$11.67

Total return	9.62	%‡	12.54%	18.79%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$53,245		$37,384	$29,354

Ratio of expenses to average net assets:
Before advisory fee waiver	1.24	%†	1.42%	1.54%
After advisory fee waiver	1.25	%†	1.25%	1.25%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.03	%†	0.93%	1.67%
After advisory fee waiver	1.02	%†	1.10%	1.96%
Portfolio turnover rate	9.16	%‡	53.19%	41.73%

*	Commencement of operations on April 1, 2016.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Aasgard Dividend Growth Small & Mid-Cap Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek a combination of dividend income and capital appreciation, with a secondary focus on lower than market volatility. The Fund commenced operations on April 1, 2016.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2017-2018, or expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2018 (Unaudited), Continued

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, quarterly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of September 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2018 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, real estate investment trusts, and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2018 (Unaudited), Continued

most recent sales price.  Investments in open-end funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2018:

Common Stocks	Level 1	Level 2	Level 3	Total
Accommodation and Food Services	$1,983,585	$—	$—	$1,983,585
Administrative Support,
Waste Management	3,288,499	—	—	3,288,499
Construction	1,016,809	—	—	1,016,809
Finance and Insurance	9,199,758	—	—	9,199,758
Health Care and Social Assistance	3,153,034	—	—	3,153,034
Manufacturing	18,386,501	—	—	18,386,501
Professional, Scientific,
and Technical Services	2,206,213	—	—	2,206,213
Real Estate and Rental and Leasing	1,012,604	—	—	1,012,604
Retail Trade	2,336,381	—	—	2,336,381
Transportation and Warehousing	4,143,259	—	—	4,143,259
Utilities	971,380	—	—	971,380
Wholesale Trade	1,107,546	—	—	1,107,546
Total Common Stocks	48,805,569	—	—	48,805,569
REITs	4,022,059	—	—	4,022,059
Money Market Fund	431,174	—	—	431,174
Total Investments in Securities	$53,258,802	$—	$—	$53,258,802

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2018 (Unaudited), Continued

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2018, the end of the reporting period. There were no transfers during the six months ended September 30, 2018.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Coldstream Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.85% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2018, the Fund incurred $201,015 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to ensure that the net annual operating expenses (excluding AFFE, taxes, interest expense and extraordinary expenses) do not exceed 1.25% of the Fund’s average daily net assets.  The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2018 (Unaudited), Continued

reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended September 30, 2018, the Advisor recouped fees in the amount of $2,758. Cumulative expenses subject to recapture expire as follows:

Expiration	Amount
March 2020	$65,177
April 2020 – September 2020	56,366
$121,543

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

For the six months ended September 30, 2018, the Fund incurred the following expenses for administration and fund accounting, transfer agency, Chief Compliance Officer fees, and custody fees:

Administration and Fund Accounting	$37,288
Transfer Agency (excludes out-of-pocket expenses)	10,108
Chief Compliance Officer	4,513
Custody	4,275

At September 30, 2018, the Fund had payables due to Fund Services for administration and fund accounting, transfer agency, Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$12,461
Transfer Agency (excludes out-of-pocket expenses)	3,433
Chief Compliance Officer	1,513
Custody	421

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2018 (Unaudited), Continued

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2018, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $16,119,983 and $4,225,569, respectively.

NOTE 6 – LINE OF CREDIT

The Fund has an unsecured line of credit in the amount of $3,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended September 30, 2018, the Fund did not draw upon its line of credit.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended September 30, 2018 and the year ended March 31, 2018, were characterized as follows:

	September 30, 2018	March 31, 2018
Ordinary income	$216,401	$1,016,244
Long-term capital gains	$—	$253,025

As of March 31, 2018, the most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$31,967,841
Gross tax unrealized appreciation	5,817,273
Gross tax unrealized depreciation	(494,862)
Net tax unrealized appreciation (a)	5,322,411
Undistributed ordinary income	—
Undistributed long-term capital gain	1,144,573
Total distributable earnings	1,144,573
Other accumulated gains/(losses)	(346,417)
Total accumulated earnings/(losses)	$6,120,567

(a)	The difference between book-basis and tax-basis unrealized net appreciation is attributed to adjustments related to REITs.

At March 31, 2018, the fund deferred, on a tax basis, post-October losses of $346,417.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2018 (Unaudited), Continued

NOTE 8 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Small- and Medium-Sized Companies Risk – Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Investment Style Risk – The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Growth Stock Risk – Growth style companies may lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•	Newer Fund Risk – The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

NOTICE TO SHAREHOLDERS at September 30, 2018 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (877) 476-1909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 476-1909.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (877) 476-1909.

AASGARD DIVIDEND GROWTH SMALL & MID-CAP FUND

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (877) 476-1909 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Coldstream Capital Management, Inc.
One – 100th Avenue NE, Suite 102
Bellevue, Washington  98004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(877) 476-1909

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (877) 476-1909. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer
Date   12/10/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date   12/10/18

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer
Date   12/10/18

* Print the name and title of each signing officer under his or her signature.